Equity Dividends	12 Months Ended
Mar. 31, 2020
Equity dividends
Equity dividends

 9. Equity dividends

Dividends are one type of shareholder return, historically paid to our shareholders in February and August.

	2020	2019	2018
	€m	€m	€m
Declared during the financial year:
Final dividend for the year ended 31 March 2019: 4.16 eurocents per share (2018: 10.23 eurocents per share, 2017: 10.03 eurocents per share)	1,112	2,729	2,670
Interim dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.84 eurocents per share, 2018: 4.84 eurocents per share)	1,205	1,293	1,291
	2,317	4,022	3,961
Proposed after the end of the year and not recognised as a liability:
Final dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.16 eurocents per share, 2018: 10.23 eurocents per share)	1,205	1,112	2,729